Offerings	Mar. 24, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, no par value per share, subject to outstanding options
Amount Registered | shares	1,215,264
Proposed Maximum Offering Price per Unit	6.61285681
Maximum Aggregate Offering Price	$ 8,036,366.82
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,109.82
Offering Note	(1) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this registration statement on Form S-8 (the "Registration Statement") shall also cover any additional common shares, no par value per share (the "Common Shares") of Satellos Bioscience Inc. (the "Registrant") that become issuable with respect to the securities identified in the above table under the Satellos Bioscience Inc. Omnibus Equity Incentive Plan (the "Equity Plan") by reason of any share dividend, share split, recapitalization or other similar transaction effected without the Registrant's receipt of consideration which results in an increase in the number of outstanding Common Shares. (2) Represents Common Shares reserved for issuance pursuant to stock options outstanding under the Equity Plan as of the date of this Registration Statement. (3) Estimated in accordance with Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of CAD9.07 per share, which is the weighted-average exercise price of options to purchase Common Shares outstanding under the Equity Plan as of the date of this Registration Statement. The U.S. dollar equivalent of the maximum aggregate offering price per share has been calculated using an exchange rate as of March 23, 2026, $1.00 = CAD1.3717, as announced by the Bank of Canada.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, no par value per share, subject to outstanding options
Amount Registered | shares	979,189
Proposed Maximum Offering Price per Unit	6.4302
Maximum Aggregate Offering Price	$ 6,296,381.11
Fee Rate	0.01381%
Amount of Registration Fee	$ 869.53
Offering Note	(1) Pursuant to Rule 416(a) of the Securities Act, this Registration Statement shall also cover any additional Common Shares of the Registrant that become issuable with respect to the securities identified in the above table under the Satellos Bioscience Inc. Second Amended and Restated Stock Option Plan (2023) (the "2023 Plan") by reason of any share dividend, share split, recapitalization or other similar transaction effected without the Registrant's receipt of consideration which results in an increase in the number of outstanding Common Shares. (2) Represents Common Shares reserved for issuance pursuant to stock options outstanding under the 2023 Plan as of the date of this Registration Statement. (3) Estimated in accordance with Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of CAD8.82 per share, which is the weighted-average exercise price of options to purchase Common Shares outstanding under the 2023 Plan as of the date of this Registration Statement. The U.S. dollar equivalent of the maximum aggregate offering price per share has been calculated using an exchange rate as of March 23, 2026, $1.00 = CAD1.3717, as announced by the Bank of Canada.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, no par value per share, not subject to outstanding options
Amount Registered | shares	930,226
Proposed Maximum Offering Price per Unit	7.315
Maximum Aggregate Offering Price	$ 6,804,603.19
Fee Rate	0.01381%
Amount of Registration Fee	$ 939.72
Offering Note	(1) Pursuant to Rule 416(a) of the Securities Act, this Registration Statement shall also cover any additional Common Shares of the Registrant that become issuable with respect to the securities identified in the above table under the Equity Plan by reason of any share dividend, share split, recapitalization or other similar transaction effected without the Registrant's receipt of consideration which results in an increase in the number of outstanding Common Shares. (2) Represents Common Shares reserved for issuance pursuant to future awards under the Equity Plan as of the date of this Registration Statement. (3) Estimated in accordance with Rules 457(c) and 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $7.315 per share, which is the average of the high and low prices for the Common Shares of the Registrant on March 23, 2026, as quoted on The Nasdaq Global Market.